Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Human Resources Committee establishes the grant date for annual equity awards, including awards of performance award units, RSUs and stock options, at its meeting in early February. The annual equity grant is made within two to four trading days after the Company releases year-end earnings and files its Annual Report on Form 10-K. The grant date for all periodic off-cycle equity awards (e.g., new hire awards) is the last trading day of the month that includes the colleague’s date of hire, date of promotion, or other event date, as applicable. The Human Resources Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.
Award Timing Method	The Human Resources Committee establishes the grant date for annual equity awards, including awards of performance award units, RSUs and stock options, at its meeting in early February. The annual equity grant is made within two to four trading days after the Company releases year-end earnings and files its Annual Report on Form 10-K. The grant date for all periodic off-cycle equity awards (e.g., new hire awards) is the last trading day of the month that includes the colleague’s date of hire, date of promotion, or other event date, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false